Financial risk management - Market risk, Sensitivity analysis (Details) - Market risk - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Scenario I | IPCA Coupon
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in profit or loss by increase (decrease) in risk factor	R$ (3,045)	R$ (3,267)
Scenario I | IGP-M Coupon
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in profit or loss by increase (decrease) in risk factor	(42)	(83)
Scenario I | Fixed
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in profit or loss by increase (decrease) in risk factor	(334)	(162)
Scenario I | TR Coupon
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in profit or loss by increase (decrease) in risk factor	(813)	(34)
Scenario II | IPCA Coupon
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in profit or loss by increase (decrease) in risk factor	(378)	(233)
Scenario II | IGP-M Coupon
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in profit or loss by increase (decrease) in risk factor	(6)	(8)
Scenario II | Fixed
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in profit or loss by increase (decrease) in risk factor	(183)	(30)
Scenario II | TR Coupon
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in profit or loss by increase (decrease) in risk factor	(23)	(5)
Scenario III | IPCA Coupon
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in profit or loss by increase (decrease) in risk factor	(658,147)	(44,207)
Scenario III | IGP-M Coupon
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in profit or loss by increase (decrease) in risk factor	(10,118)	(15,804)
Scenario III | Fixed
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in profit or loss by increase (decrease) in risk factor	(551,209)	(56,739)
Scenario III | TR Coupon
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in profit or loss by increase (decrease) in risk factor	R$ (226,744)	R$ (9,801)